MFS(R) MANAGED SECTORS FUND
                             MFS(R) CORE GROWTH FUND
                       MFS(R) GLOBAL ASSET ALLOCATION FUND
                            MFS(R) NEW DISCOVERY FUND
                     MFS(R) RESEARCH GROWTH AND INCOME FUND
                                MFS(R) VALUE FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                          MFS(R) STRATEGIC GROWTH FUND*
                          MFS(R) EMERGING GROWTH FUND*
                          MFS(R) LARGE CAP GROWTH FUND
                       MFS(R) EMERGING OPPORTUNITIES FUND
                             MFS(R) HIGH INCOME FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                           MFS(R)MID CAP GROWTH FUND*
                            MFS(R)TOTAL RETURN FUND*
                              MFS(R) RESEARCH FUND*
                         MFS(R) GLOBAL TOTAL RETURN FUND
                              MFS(R) UTILITIES FUND
                           MFS(R) GLOBAL EQUITY FUND*
                           MFS(R) MUNICIPAL BOND FUND
                       MFS(R) CAPITAL OPPORTUNITIES FUND*
                          MFS(R) STRATEGIC INCOME FUND
                            MFS(R) GLOBAL GROWTH FUND
                                MFS(R) BOND FUND*
                   MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND
                            MFS(R) RESEARCH BOND FUND
                    MFS(R)NEW YORK HIGH INCOME TAX FREE FUND
                  MFS(R)MASSACHUSETTS HIGH INCOME TAX FREE FUND
                            VERTEXSM CONTRARIAN FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND*
                           VERTEXSM INTERNATIONAL FUND
                     MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                            MFS(R) NEW ENDEAVOR FUND
                      MFS(R) GLOBAL TELECOMMUNICATIONS FUND
                       MFS(R) GLOBAL HEALTH SCIENCES FUND
                            MFS(R) MID CAP VALUE FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                      MFS(R) INTERNATIONAL INVESTORS TRUST
                       MFS(R) EMERGING MARKETS EQUITY FUND
                      MFS(R) UNION STANDARD(R) EQUITY FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                       MFS(R) ALABAMA MUNICIPAL BOND FUND
                       MFS(R) ARKANSAS MUNICIPAL BOND FUND
                      MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                       MFS(R) FLORIDA MUNICIPAL BOND FUND
                       MFS(R) GEORGIA MUNICIPAL BOND FUND
                       MFS(R) MARYLAND MUNICIPAL BOND FUND
                    MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                     MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                       MFS(R) NEW YORK MUNICIPAL BOND FUND
                    MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                     MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                    MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                      MFS(R) TENNESSEE MUNICIPAL BOND FUND
                       MFS(R) VIRGINIA MUNICIPAL BOND FUND
                    MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) MUNICIPAL INCOME FUND
                          MFS(R) LIMITED MATURITY FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                             MFS(R) TECHNOLOGY FUND
                         MASSACHUSETTS INVESTORS TRUST*
                           MFS(R) LARGE CAP VALUE FUND
                          MFS(R) HIGH QUALITY BOND FUND
                           MFS(R) STRATEGIC VALUE FUND
                        MFS(R) EMERGING MARKETS DEBT FUND
                               MFS(R) INCOME FUND
                           MFS(R) EUROPEAN EQUITY FUND
                             MFS(R) HIGH YIELD FUND
                         MFS(R) FUNDAMENTAL GROWTH FUND
                        MFS(R) GEMINI LARGE CAP U.S. FUND
                             MFS(R) GEMINI U.K. FUND
                          MFS(R) MULTI CAP GROWTH FUND
                      MFS(R) INTERNATIONAL CORE EQUITY FUND
                          MFS(R) INTERNATIONAL ADR FUND
                     MFS(R) GLOBAL CONSERVATIVE EQUITY FUND
                              MFS JAPAN EQUITY FUND

     Supplement to the Statement of Additional Information (the SAI) Part II

Until terminated by MFD, the following provisions shall apply to the initial purchase of Class A shares of any Fund which is held in an MFS sponsored IRA account, the broker-dealer of record of which may be specified from time-to-time by MFD pursuant to certain requirements (the "Dealer"), and the assets of which are transferred from an IRA account sponsored by certain other mutual fund complexes designated by MFD:

     o The initial sales charge imposed on the purchase of Class A shares of the Funds, and the contingent deferred sales charge ("CDSC") imposed on certain redemptions of Class A shares of the Funds, is waived; and

     o In lieu of the sales commission and service fees normally paid by MFD to broker-dealers of record as described in the prospectus, MFD has agreed to pay the Dealer (i) a 1% commission at the time of each initial purchase; and (ii) commencing on a date thirteen months from the date of the purchase, an amount equal to 0.25% per annum of the average daily net assets invested in shares of the Fund.


                The date of this Supplement is September 28, 2001

* El presente Suplemento tambien se encuentran disponible en espanol. Solicite un ejemplar a un representante de servicio de MFS llamando al 1-800-225-2606. En el caso de discrepancias entre las versiones en ingles y en espanol, se considerara valida la version en ingles.